Goodwill	12 Months Ended
Dec. 31, 2021
Business Combination, Goodwill [Abstract]
Goodwill
12.	Goodwill
Changes in the carrying amount of goodwill by the reporting units as of December 31, 2020 and 2021 were as follows:

	Meituan on-demand delivery	Bike-sharing maintenance	Eleme On- demand delivery	B&B solution	Housekeeping solution	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2019	11,194	5,218	9,819	—	—	26,231

Acquisition (Note 5 )	—	—	—	4,613	88,216	92,829
Impairment	—	(336)	—	—	—	(336)

Balance as of December 31, 2020	11,194	4,882	9,819	4,613	88,216	118,724

Impairment	—	—	—	—	(51,971)	(51,971)

Balance as of December 31, 2021	11,194	4,882	9,819	4,613	36,245	66,753

Balance as of December 31, 2021, in US$	1,757	766	1,541	724	5,687	10,475

In December 2021, the Company completed its annual goodwill impairment analysis, which indicated the carrying value of the Housekeeping solution reporting unit exceeded its fair value due to the impact of COVID-19, integration activities taking longer than anticipated and a slower than anticipated growth rate due to a shifting focus on profitability. The Company estimated the fair value of the Housekeeping solution reporting unit using an income approach which utilized significant judgments and estimates including expected future growth rates with the consideration of the recent market environment and discount rate. The Company recognized the excess between the carrying value and fair value of the Housekeeping solution reporting unit as an impairment charge of
RMB51,971 (US$8,155).
As part of the annual goodwill impairment analysis the Company also reconciled the total fair value of its reporting units and its market capitalization. Management assessed and concluded the decline of its market capitalization was due to the distressed market caused by the strict COVID-19 policy in China and the increased regulatory pressures that the Company faced in overseas capital markets consistent with declines experienced by its peer companies within its industry as well as control premiums that are not reflected in the Company’s quoted market price.
In
December 2020, the Company completed its annual goodwill impairment analysis, which indicated the carrying value of the Bike-sharing maintenance reporting unit exceeded its fair value due to slower than anticipated business integration. As a result, the Company recognized a charge of RMB336. The Company did not recognize goodwill impairment loss in the year ended December 31, 2019.